TREASURY STOCK	12 Months Ended
Dec. 31, 2018
TREASURY STOCK.
TREASURY STOCK

23.  TREASURY STOCK

			Maximum Purchase
			Number of
Phase	Basis	Period	shares	Amount
I	EGM	December 21, 2005 - June 20, 2007	1,007,999,964	Rp5,250
II	AGM	June 29, 2007 - December 28, 2008	215,000,000	Rp2,000
III	AGM	June 20, 2008 - December 20, 2009	339,443,313	Rp3,000
-	BAPEPAM - LK	October 13, 2008 - January 12, 2009	4,031,999,856	Rp3,000
IV	AGM	May 19, 2011 - November 20, 2012	645,161,290	Rp5,000

Movements in treasury stock as a result of the repurchase of shares are as follows:

	2017			2018
	Number of			Number of
	shares	%	Rp	shares	%	Rp
Beginning balance	1,737,779,800	1.72	2,541	1,737,779,800	1.72	2,541
Sale of treasury stock	—	—	—	(1,737,779,800)	(1.72)	(2,541)
Ending balance	1,737,779,800	1.72	2,541	—	—	—

Pursuant to the AGM of Stockholders of the Company held on June 11, 2010, the stockholders approved the change in the Company’s plan for treasury stock phases I, II, and III to become: (i) for reissuance inside or outside the stock exchange, (ii) for retirement of the stock by deducting from equity, (iii) for equity stock conversion and (iv) for funding purposes.

Pursuant to the AGM of Stockholders of the Company held on May 19, 2011, the stockholders approved to execute the repurchase plan for treasury stock phase IV.

In 2012, the Company bought back 237,270,500 shares (equivalent to 1,186,352,500 shares after stock split) from the public (part of stock repurchase program phase IV) for Rp1,744 billion.

In the AGM on April 19, 2013, the Company’s stockholders approved the change to the plan for the treasury stock phase III, which was decided to be used for the implementation of the Employee Stock Ownership Program (“ESOP”) for the year 2013.

On May 31, 2013, the Company offered all its eligible employees and those of its subsidiaries (collectively referred to as the “participants”), the right to purchase a fixed number of its shares at a certain price. The shares became an entitlement of the employees on the transaction dates and were no longer conditional on the satisfaction of any vesting conditions. Shares which were held by employees through the ESOP had a lock-up period that varied from 0 up to 12 months, depending on the position of the employee. In the lock-up period, participants could not transfer shares or have shares transactions either through or outside the stock exchange.

Price per share offered was Rp10,714 and each participant received allowance (discount) of Rp5,575 per share. At the closing of this program, the Company had transferred a part of the treasury stock phase III to employees totalling 59,811,400 shares (equivalent to 299,057,000 shares after the stock split) with fair value amounting to Rp661 billion. The excess amounting to Rp228 billion in value of the treasury stock transferred over their acquisition cost was recorded as additional paid-in capital (Note 22).

The difference amounting to Rp353 billion between the fair value of treasury stock and amount paid by the participants was recorded as part of “Personnel Expenses” in the 2013 consolidated statement of profit or loss and other comprehensive income.

On July 30, 2013, the Company resold 211,290,500 shares (equivalent to 1,056,452,500 shares after stock split) of treasury stock phase I with fair value amounting to Rp2,368 billion (net of related costs to sell the shares). The excess amounting to Rp544 billion in value of the treasury shares sold over their acquisition cost was recorded as additional paid-in capital (Note 22).

On June 13, 2014, the Company resold 215,000,000 shares (equivalent to 1,075,000,000 shares after stock split) of treasury stock phase II with fair value amounting to Rp2,541 billion (net of related costs to sell the shares). The excess amounting to Rp576 billion in value of the treasury stock sold over their acquisition cost was recorded as additional paid-in capital (Note 22).

On December 21, 2015, the Company resold 4,472,600 shares (equivalent to 22,363,000 shares after stock split) of treasury stock phase III with fair value amounting to Rp68 billion (net of related costs to sell the shares). The excess amounting to Rp36 billion in value of the treasury stock sold over their acquisition cost was recorded as additional paid-in capital (Note 22).

The Company diverted shares of repurchase program phase I in 2013, shares of repurchase program phase II in 2014, and shares of repurchase program phase III in 2015.

On June 29, 2016, the Company resold 172,800,000 shares (equivalent to 864,000,000 shares after stock split) of treasury stock phase IV with fair value of Rp3,259 billion (net of related costs to sell the shares). The excess amounting to Rp1,996 billion in value of the treasury stock sold over their acquisition cost was recorded as additional paid-in capital (Note 22).

At the AGM held on April 27, 2018, which were covered by notarial deed No. 54 of Ashoya Ratam, S.H., M.Kn., the stockholders approved for cancellation 1,737,779,800 shares of treasury stock with acquisition cost amounting to Rp2,541 billion by reduced the Company’s capital stock from 100,799,996,400 shares to 99,062,216,600 shares (decrease amounting to Rp87 billion). (Noted 21).